Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current Assets
Cash	$ 855,246	$ 5,385,245
Accounts receivable, net	980,473	388,112
Prepaid and other current assets	21,825	11,700
Total Current Assets	1,857,544	5,785,057
Property and equipment (net of accumulated depreciation of $16,775 and $20,200, respectively)	17,620	20,335
Goodwill	1,352,865	1,352,865
Intangible assets (net of accumulated amortization of $2,207,208 and $1,756,657, respectively)	796,468	1,247,019
Total Assets	4,024,497	8,405,276
Current Liabilities
Accounts payable and accrued expenses	1,675,394	2,367,600
Notes payable	0	656,504
Total Current Liabilities	1,675,394	3,024,104
Long Term Liabilities
Notes payable	150,000	2,462,500
Total Long-Term Liabilities	150,000	2,462,500
Total Liabilities	1,825,394	5,486,604
Stockholders' Equity
Common stock, $0.0001 par value, 100,000,000 shares authorized 9,271,639 and 6,498,251 shares issued, respectively and 9,234,139 and 6,460,751 shares outstanding, respectively	927	650
Treasury stock $0.0001 par value 37,500 shares at cost	(1,350,000)	(1,350,000)
Additional paid in capital	206,355,362	201,284,007
Accumulated deficit	(208,236,095)	(202,444,894)
Total Stockholders' Equity	2,199,103	2,918,672
Total Liabilities and Stockholders' Equity	4,024,497	8,405,276
AAA Preferred Stock [Member]
Stockholders' Equity
Preferred Stock, Value, Issued	493,869	493,869
Preferred stock Series C [Member]
Stockholders' Equity
Preferred Stock, Value, Issued	0	0
Preferred Stock Series E [Member]
Stockholders' Equity
Preferred Stock, Value, Issued	$ 4,935,040	$ 4,935,040